Loans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Gross loans	$ 138,084	$ 140,982
Commercial Non Real Estate
Gross loans	12,451	8,102
Commercial Non Real Estate | Risk Grade 6 (Substandard)
Gross loans	105	200
Commercial Non Real Estate | Risk Grade 5 (Other Assets Especially Mentioned)
Gross loans	45	37
One-to-Four Family Residential Real Estate
Gross loans	63,839	66,539
One-to-Four Family Residential Real Estate | Risk Grade 6 (Substandard)
Gross loans	675	1,871
One-to-Four Family Residential Real Estate | Risk Grade 5 (Other Assets Especially Mentioned)
Gross loans	63,164
One-to-Four Family Residential Real Estate | Pass
Gross loans		64,668
Consumer Real Estate
Gross loans	8,730	10,409
Consumer Real Estate | Performing
Gross loans	8,723	10,381
Consumer Real Estate | Nonperforming
Gross loans	7	28
Consumer Other
Gross loans	1,165	1,259
Consumer Other | Performing
Gross loans	1,163	1,253
Consumer Other | Nonperforming
Gross loans	$ 2	$ 6